NOTES PAYABLE (Details) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2019 USD ($) Equity_Instrument $ / shares	Dec. 31, 2018 USD ($) Equity_Instrument
Principal Outstanding	$ 52,427	$ 55,172
Discount Amount	11,594	16,933
Carrying Amount	$ 40,833	$ 38,239
Shares Underlying Notes | Equity_Instrument	6,274	6,499
Notes payable, current	$ 11,163	$ 6,394
Notes payable, non-current	$ 703	1,021
Minimum [Member]
Conversion Price | $ / shares	$ 3.05
Maximum [Member]
Conversion Price | $ / shares	$ 10.00
2013 Notes payable [Member]
Interest rate	10.00%
Term of Notes	Due on demand
Principal Outstanding	$ 926	909
Carrying Amount	$ 926	909
2015 Notes payable [Member]
Interest rate	10.00%
Term of Notes	Due on demand
Principal Outstanding		10
Carrying Amount		10
2016 Notes payable [Member]
Term of Notes	Due on demand
Principal Outstanding	$ 833	843
Carrying Amount	$ 833	843
2016 Notes payable [Member] | Minimum [Member]
Interest rate	10.00%
2016 Notes payable [Member] | Maximum [Member]
Interest rate	11.00%
2017 Notes payable [Member]
Term of Notes	Due on demand
Principal Outstanding		2,575
Carrying Amount		2,575
2017 Notes payable [Member] | Minimum [Member]
Interest rate	5.00%
2017 Notes payable [Member] | Maximum [Member]
Interest rate	11.00%
2018 Notes payable [Member]
Principal Outstanding	$ 12,200	12,311
Discount Amount	5,053	9,233
Carrying Amount	$ 7,147	3,078
2018 Notes payable [Member] | Minimum [Member]
Interest rate	10.00%
Term of Notes	Due on demand
2018 Notes payable [Member] | Maximum [Member]
Interest rate	11.00%
Term of Notes	18 months
2019 Notes payable [Member]
Interest rate	11.00%
Principal Outstanding	$ 2,960
Carrying Amount	$ 2,960
2019 Notes payable [Member] | Minimum [Member]
Term of Notes	Due on demand
2019 Notes payable [Member] | Maximum [Member]
Term of Notes	6 months
Notes Payable [Member]
Principal Outstanding	$ 16,919	16,648
Discount Amount	5,053	9,233
Carrying Amount	11,866	7,415
Principal Outstanding, Current	15,719	12,448
Discount Amount Current	4,556	6,054
Notes payable, current	11,163	6,394
Principal Outstanding, Non Current	1,200	4,200
Discount Amount Non Current	497	3,179
Notes payable, non-current	$ 703	1,021
2016 Notes payable - related party [Member]
Interest rate	10.00%
Term of Notes	Due on demand
Principal Outstanding	$ 270	270
Carrying Amount	$ 270	270
2017 Notes payable - related party [Member]
Interest rate	10.00%
Term of Notes	Due on demand
Principal Outstanding	$ 27	39
Carrying Amount	$ 27	39
2018 Notes payable - related party [Member]
Interest rate	11.00%
Term of Notes	Due on demand
Principal Outstanding	$ 159	159
Carrying Amount	$ 159	159
2019 Notes payable - related party [Member]
Interest rate	10.00%
Term of Notes	Due on demand
Principal Outstanding	$ 14
Carrying Amount	14
Notes payable - related party [Member]
Principal Outstanding	470	468
Carrying Amount	470	468
Principal Outstanding, Current	470	468
Notes payable, current	$ 470	$ 468